CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,456,547,942	1,538,500,172
Ordinary shares, outstanding	1,437,328,096	1,435,263,001
Treasury shares, shares	19,219,846	103,237,171